Other long term obligations (Tables)	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Schedule of other long term obligations
Other long term obligations are as follows:

	December 31, 2014	December 31, 2013
Deferred lease inducements liability (note 16(b))	252	359
Asset retirement obligation (note 16(c))	562	512
Senior executive stock option plan (note 23(c))	22	940
Restricted share unit plan (note 23(d))	1,779	3,667
Directors' deferred stock unit plan (note 23(e))	2,005	3,662
Deferred gain on sale leaseback (note 16(d))	371	—
	$4,991	$9,140
Less current portion of:
Senior executive stock option plan (note 23(c))	(22)	—
Restricted share unit plan (note 23(d))	(1,009)	(1,933)
Directors' deferred share unit plan (note 23(f))	(408)	—
Deferred gain on sale leaseback (note 16(d))	(93)	—
	$3,459	$7,207

Schedule of changes in deferred lease inducements

	December 31, 2014	December 31, 2013
Balance, beginning of year	$359	$466
Amortization of deferred lease inducements	(107)	(107)
Balance, end of year	$252	$359

Schedule of changes in asset retirement obligation
The following table presents a continuity of the liability for the asset retirement obligation:

	December 31, 2014	December 31, 2013
Balance, beginning of year	$512	$466
Accretion expense	50	46
Balance, end of year	$562	$512

Schedule of deferred lease inducement assets
The Company recorded a gain on the sale leaseback of certain heavy equipment. The gain on sale has been deferred and is being amortized over the term of the capital lease.

	December 31, 2014	December 31, 2013
Balance, beginning of year	$—	$—
Addition	371	—
Balance, end of year	$371	$—